Consolidated Statements of Net Earnings (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,937,854	$ 1,617,194
Expenses:
Operating	1,204,548	1,124,601
General and administrative	122,188	180,988
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	611,118	311,605
Depreciation and amortization	297,557	279,035
Gain on asset disposals	(24,469)	(29,926)
Loss on asset decommissioning	9,592	0
Foreign exchange	(1,667)	1,278
Finance charges	83,414	87,813
Loss (gain) on investments and other assets	6,810	(12,452)
Gain on acquisition	(25,761)	0
Gain on repurchase of unsecured senior notes	(137)	0
Earnings (loss) before income taxes	265,779	(14,143)
Income taxes:
Current	4,494	4,362
Deferred	(27,959)	15,788
Income taxes	(23,465)	20,150
Net earnings (loss)	$ 289,244	$ (34,293)
Net earnings (loss) per share:
Basic	$ 21.03	$ (2.53)
Diluted	$ 19.53	$ (2.53)